Investments in associates and joint ventures	12 Months Ended
Dec. 31, 2025
Investments in subsidiaries, joint ventures and associates reported in separate financial statements [abstract]
Investments in associates and joint ventures	Investments in associates and joint ventures

Accounting for associates and joint ventures
The equity accounted associates include the Group's investment in the Business Growth Fund £724m (2024: £678m) which has increased primarily due to a fair value gain in its investments by £64m (2024: £30m). The equity accounted joint ventures has decreased to £nil
(2024: £199m) due to the announced sale of the holding during the year. The joint ventures held at fair value through profit or loss has increased to £211m (2024: £171m).

	2025			2024
	Associates	Joint ventures	Total	Associates	Joint ventures	Total
	£m	£m	£m	£m	£m	£m
Equity accounted	739	—	739	692	199	891
Held at fair value through profit or loss	—	211	211	—	171	171
Total	739	211	950	692	370	1,062
Summarised financial information for the Group’s equity accounted associates and joint ventures is set out below. The amounts shown are the Group’s share of the net income of the investees for the year ended 31 December 2025, with the exception of certain undertakings for which the amounts are based on accounts made up to dates not earlier than three months before the balance sheet date.

	Associates			Joint ventures
	2025	2024	2023	2025	2024	2023
	£m	£m	£m	£m	£m	£m
Profit/(loss) from continuing operations	64	30	(10)	6	8	1
Other comprehensive income/(loss)	—	—	—	(4)	(1)	(3)
Total comprehensive income/(loss) from continuing operations	64	30	(10)	2	7	(2)
Unrecognised shares of the losses of individually immaterial associates and joint ventures were £nil (2024: £nil).
The Group has provided guarantees amounted to £nil (2024: £nil) to its associates and  joint ventures. The Barclays drawn commitments to finance or otherwise provide resources to its associates and joint ventures are £474m (2024: £474m) The Barclays share of the associates and joint ventures unutilised credit facilities commitments amounted to £nil (2024: £1,389m).